Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2022
Statement [LineItems]
Analysis of the Age of Receivables from Financial Services that are Past Due
The analysis of the age of receivables from financial services that are past due as of March 31, 2021 and 2022 is as follows:

	Yen (millions)
As of March 31, 2021	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥174,464	¥27,923	¥7,058	¥5,938	¥215,383
Finance lease	71	18	21	374	484
Dealer finance receivables:
Wholesale	16,807	779	28	79	17,693

Total	¥191,342	¥28,720	¥7,107	¥6,391	¥233,560

	Yen (millions)
As of March 31, 2022	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥204,661	¥43,051	¥11,452	¥7,512	¥266,676
Finance lease	200	51	7	324	582
Dealer finance receivables:
Wholesale	9,661	36	4	23	9,724

Total	¥214,522	¥43,138	¥11,463	¥7,859	¥276,982

Summary of retail receivables included in consumer finance receivables
The balances of retail receivables included in consumer finance receivables as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2021		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Consumer finance receivables:
Retail*	¥4,563,496	¥271,762	¥12,648	¥4,847,906

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2022		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Consumer finance receivables:
Retail*	¥4,897,471	¥139,306	¥17,651	¥5,054,428

Explanatory note:

*
The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.

Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments
The balances of dealer finance receivables and the undiscounted maximum amounts of potential payment for loan commitments by this risk rating as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2021		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥247,487	¥6,345	¥1,903	¥255,735
Group B	225,651	4,562	190	230,403

Total	¥473,138	¥10,907	¥2,093	¥486,138

Loan commitments:
Group A	¥68,050	¥—	¥—	¥68,050
Group B	24,701	—	—	24,701

Total	¥92,751	¥—	¥—	¥92,751

The undiscounted maximum amount of potential payment for guarantees of bank loans of employees for their housing costs as of March 31, 2021 is ¥8,343 million.

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2022		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥188,101	¥88	¥2,117	¥190,306
Group B	91,995	2,133	72	94,200

Total	¥280,096	¥2,221	¥2,189	¥284,506

Loan commitments:
Group A	¥95,485	¥—	¥—	¥95,485
Group B	23,683	—	—	23,683

Total	¥119,168	¥—	¥—	¥119,168

The undiscounted maximum amount of potential payment for guarantees of bank loans of employees for their housing costs as of March 31, 2022 is ¥7,098 million.

Non-derivative Financial Liabilities by Maturity
Non-derivative
financial liabilities by maturity as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
As of March 31, 2021	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,088,061	¥1,088,061	¥—	¥—	¥1,088,061
Financing liabilities	7,720,985	3,083,901	4,230,223	523,436	7,837,560
Accrued expenses	415,106	415,106	—	—	415,106
Other financial liabilities	380,698	101,142	86,972	221,294	409,408

Total	¥9,604,850	¥4,688,210	¥4,317,195	¥744,730	¥9,750,135

	Yen (millions)
As of March 31, 2022	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,236,233	¥1,236,233	¥—	¥—	¥1,236,233
Financing liabilities	8,102,556	3,218,988	4,407,350	765,207	8,391,545
Accrued expenses	375,601	375,601	—	—	375,601
Other financial liabilities	367,041	93,054	94,837	206,529	394,420

Total	¥10,081,431	¥4,923,876	¥4,502,187	¥971,736	¥10,397,799

Summary of Lease liabilities by maturity
Other financial liabilities include lease liabilities. Lease liabilities by maturity as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
As of March 31, 2021	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Lease liabilities	¥317,429	¥61,053	¥79,836	¥205,248	¥346,137

	Yen (millions)
As of March 31, 2022	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Lease liabilities	¥318,758	¥71,510	¥86,305	¥188,321	¥346,136

Derivative Financial Liabilities by Maturity
Derivative financial liabilities by maturity as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
As of March 31, 2021	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥44,334	¥30,218	¥7,669	¥82,221

	Yen (millions)
As of March 31, 2022	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥53,895	¥106,214	¥25,140	¥185,249

Currency risk [member]
Statement [LineItems]
Market Risk Sensitivity Analysis
The following scenario demonstrates the impact of a 1% appreciation of the Japanese yen against the U.S. dollar on profit before income taxes, holding all variables other than the foreign currency exchange

rate constant
.

	Yen (millions)
	2021	2022

Impact on profit before income taxes	¥(1,097)	¥(1,780)

Interest rate risk [member]
Statement [LineItems]
Market Risk Sensitivity Analysis
The following scenario demonstrates the impact of a 100 basis point rise in interest
rates on profit before income taxes, holding all variables other than interest rates constant.

	Yen (millions)
	2021	2022
Impact on profit before income taxes	¥(18,354)	¥(25,830)

Credit facility [member]
Statement [LineItems]
Unused Portions of Credit Facility
The unused portions of the credit facility of Honda’s commercial paper and medium-term note programs as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022
Commercial paper	¥760,677	¥1,190,631
Medium-term notes	1,976,173	1,291,612

Total	¥2,736,850	¥2,482,243

Committed lines of credit [member]
Statement [LineItems]
Unused Portions of Credit Facility
The unused portions of the committed lines of credit extended by financial institutions to Honda as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022
Commercial paper programs	¥1,122,892	¥1,226,138
Other	65,472	67,976

Total	¥1,188,364	¥1,294,114